Basis of preparation and general principles	12 Months Ended
Sep. 30, 2022
Basis Of Preparation And General Principles [Abstract]
Basis of preparation and general principles
2. Basis of preparation and general principles

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and the interpretations of the IFRS Interpretations Committee (IFRS IC) as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements have been presented in euros, which is the Group's functional currency. Unless indicated otherwise, the amounts are presented in millions of euros (EUR million). Totals have been calculated on the basis of non-rounded euro amounts and may differ from a calculation based on the reported million euro amounts.
These consolidated financial statements comprise a consolidated statement of financial position as of September 30, 2022 and 2021 and a consolidated statement of profit or loss and other comprehensive income, a consolidated statement of cash flows, a consolidated statement of changes in equity and notes to the consolidated financial statements for the three fiscal year ended September 30, 2022 2021 and 2020. In accordance with IAS 1.99, expenses in the income statement are presented by their nature. This method provides information about expenses arising from the main inputs that are consumed in order to accomplish the Group’s business activities. The ultimate parent company of the Group is SIGNA Retail GmbH, Vienna, Austria.
The consolidated financial statements have been prepared on a basis which assumes that the Group will continue as a going concern, and which contemplates the recoverability of assets and the satisfaction of the liabilities and commitments in the normal course of business.
The consolidated financial statements were authorized by management of SIGNA Sports United N.V. on February 6, 2023.
Russia-Ukraine War
With Russia's invasion of Ukraine, the geopolitical situation around the world intensified on February 24, 2022. The ongoing conflict in Eastern Europe and the imposed sanctions have led to significant global economic uncertainty followed by rising commodity prices and increased raw materials costs.
So far, the Russia-Ukraine war has not had a material impact on the Company’s supply chain as it does not have any supply relationships with companies in this region. Nevertheless, the war has indirectly contributed to widespread macro-economic uncertainty around the world, and especially in Europe where high inflationary pressures coupled with an European energy crisis has resulted in rising energy prices for both companies and private households, increased cost of production and increased cost of materials. Consequently, this resulted in a deterioration of consumer sentiment and spending which impacted our revenue, cost of materials and adjusted EBITDA during the year.
The uncertainties about the future development of the war and its impact on the global economy remain and uncertainties in the global economy could have further adverse impacts on the Group and its supply chain, future sales as well as the Group’s assets.
Going Concern
As an emerging growth online sports retail company, the Company is still in progress towards reaching break-even in its business. The Company is subject to a number of risks similar to those of other emerging growth online sports retail companies. These risks include, among other things, the failure to maintain or grow the Company’s revenue or business, the risks associated with expanding into new geographic markets and negative developments in global and local economic conditions within the Company’s markets as well as the capital markets. The Company´s ongoing success and ultimately the attainment of profitable operations depends on future uncertain events which include, among other things, obtaining adequate financing to fund the Company’s net working capital requirements, meet debt service requirements, and continue to expand the business through merger and acquisition activities until the Company can generate sufficient revenues to support its operating cash requirements.
The Company has incurred operating losses since its inception. For the year ended September 30, 2022 the Group incurred a net loss from continuing operations of €565.7 million of which €580.0 million is related to loss from operations, resulting in an operating cash outflow of €190.5 million driven mainly by a build-up of inventories and legal fees relating to the Company listing (Refer to Note 3. DE-SPAC). As of September 30, 2022, the Company had generated an accumulated deficit of €758.3 million, and had an equity position of €617.3 million as well as short term debt obligations of €40.0 million, and financial covenants relating to quarterly minimum cash requirements of €30.0 million (which will increase to €50.0 million in June 2023) and minimum yearly adjusted EBITDA (of SIGNA Sports United GmbH as defined in the revolving facility agreement) requirements of €20.0 million which will be effective as of September 30, 2023.
As of September 30, 2022, the Group had cash and cash equivalents of €43.0 million. On September 28, 2022, the Company entered into a subscription agreement (the “Subscription Agreement”) with SIGNA Holding GmbH, an affiliate of the Company’s largest shareholder SISH to issue €100.0 million aggregate principal amount of convertible bonds (the “Convertible Bonds”) to SIGNA Holding GmbH with a closing date on October 4, 2022, which was subsequently sold and transferred to our affiliate SIGNA European Invest Holding AG. The Convertible Bonds mature on October 4, 2028 and are divided into bonds in bearer form with a principal amount of €1.0 million each. The Convertible Bonds bear interest payable quarterly (“Quarterly Interest”) as well as accrued interest (“PIK Interest”). Interest is payable from October 4, 2022, at a rate of three-month EURIBOR plus 4% per annum (which will increase to 5% per annum and 6% per annum on October 4, 2026 and October 4, 2027 respectively). PIK Interest accrues from October 4, 2022 at a rate of 7% per annum (which will increase to 8% per annum and 9% per annum on October 4, 2026 and October 4, 2027, respectively) as if it were payable quarterly in arrears on each interest payment date. Bondholders may convert the Convertible Bonds at any time into fully paid ordinary shares of the Company with a nominal value of €0.12 each. The initial conversion price for the Convertible Bonds is €10.3686. Bondholders have the right to increase the principal amount of the Convertible Bonds by an additional aggregate principal amount of up to €200.0 million as of closing of the convertible bond issuance and until and including September 30, 2023 in one or more tranches with minimum denominations of €1.0 million. Subsequently, on February 6, 2023, we received commitments from our affiliate SIGNA Holding GmbH to provide us with an equity-linked funding of an additional €130.0 million. The SIGNA Holding Equity Commitment Letter provides the Company with the right to issue and sell (put right) Additional Convertible Bonds to SIGNA Holding, at the same terms and conditions as the Initial Convertible Bonds, in one or more tranches until and including September 30, 2024 for an aggregate additional principal amount of €130.0 million of newly issued convertible bonds. Simultaneously with signing the SIGNA Holding Equity Commitment Letter, we entered into an amendment agreement to the SIGNA Holding RCF I with SIGNA Holding on February 6, 2023 (the “SIGNA Holding RCF I Amendment”). The purpose of the SIGNA Holding RCF I Amendment is to provide us with a bridge financing in the amount of up to €50.0 million until the respective tranches under the Additional Convertible Bonds have been issued and settled. Any amounts drawn under the additional €50.0 million in funding available to us under the amended SIGNA Holding RCF I will be repaid by issuing Additional Convertible Bonds in accordance with the terms and conditions of the SIGNA Holding Equity Commitment Letter to SIGNA Holding. In addition, on January 26, 2023, we received waivers from the lenders under the LBBW RCF waiving the requirement to comply with the net leverage covenant through the period ending June 2024 and the minimum adjusted EBITDA covenant for the testing period ending on September 30, 2023 and maintaining the available liquidity covenant at €30.0 million for each testing date after March 31, 2023. Furthermore, management plans to refocus on its core markets where it has established infrastructure and strong competitive positions, adjust its commercial and operating models to focus on efficiency and deliver transaction synergies such as procurement synergies and cross selling of its own brands.
The net proceeds from the Convertible Bonds and the revolving credit facilities are utilized to fund working capital needs, capital expenditures and general corporate purposes. The Company is convinced that its cash and cash equivalents will be sufficient to fund its planned operating cash requirements for the next twelve months from the date of issuance of these financial statements.
The accompanying consolidated financial statements for the year ended September 30, 2022 have therefore been prepared on a going concern basis also taking into consideration the plans described above. This contemplates the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. The audited consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that would be necessary, was the Group unable to continue as a going concern.